Other Operating Expense	12 Months Ended
Dec. 31, 2011
Other Operating Expense [Abstract]
Other Operating Expense

21. OTHER OPERATING EXPENSE

Components of other operating expense for the indicated years ended December 31 include:

(dollars in thousands)	2011	2010	2009
Information technology	$1,518	$1,376	$846
Loan processing	1,114	1,040	1,049
Other taxes	973	728	650
Temporary help and recruiting	712	570	379
Telephone	514	455	371
Travel and entertainment	507	410	360
Stationary and supplies	496	400	323
Postage	415	370	351
Director fees	359	331	311
Portfolio maintenance	313	242	200
Dues and subscriptions	287	244	218
Contributions	279	259	252
Insurance	277	253	248
Miscellaneous other expense	1,628	1,094	581

Other operating expense	$9,392	$7,772	$6,139